VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Communication Services: 4.3%
7,125	(1)	Charter Communications, Inc.	$4,448,422	1.4
110,233		Comcast Corp. – Class A	5,099,379	1.5
3,512,712		Vodafone Group PLC	4,655,878	1.4
			14,203,679	4.3

		Consumer Discretionary: 7.8%
2,588	(1)	Booking Holdings, Inc.	4,427,239	1.3
185,295	(1)	Capri Holdings Ltd.	3,335,310	1.0
328,810		General Motors Co.	9,729,488	3.0
1,118,991		Kingfisher PLC	4,286,206	1.3
70,006		TJX Cos., Inc.	3,895,834	1.2
			25,674,077	7.8

		Consumer Staples: 7.2%
32,186		Kellogg Co.	2,078,894	0.6
45,886		Mondelez International, Inc.	2,636,151	0.8
132,710		Philip Morris International, Inc.	9,951,923	3.0
88,887		Sysco Corp.	5,530,549	1.7
170,105	(1)	US Foods Holding Corp.	3,779,733	1.1
			23,977,250	7.2

		Energy: 4.7%
162,864		Canadian Natural Resources Ltd.	2,610,130	0.8
78,057		Chevron Corp.	5,620,104	1.7
60,553		Concho Resources, Inc./Midland TX	2,671,598	0.8
219,699		Devon Energy Corp.	2,078,353	0.6
272,212		Parsley Energy, Inc. - Class A	2,547,904	0.8
			15,528,089	4.7

		Financials: 20.5%
236,410		American International Group, Inc.	6,508,367	2.0
169,384		Bank of America Corp.	4,080,460	1.2
63,812		Charles Schwab Corp.	2,311,909	0.7
132,187		Citigroup, Inc.	5,698,581	1.7
241,886		Citizens Financial Group, Inc.	6,114,878	1.8
140,170		Equitable Holdings, Inc.	2,556,701	0.8
40,212		Goldman Sachs Group, Inc.	8,081,406	2.4
171,562		Morgan Stanley	8,295,023	2.5
65,877		PNC Financial Services Group, Inc.	7,240,541	2.2
160,953		Truist Financial Corp.	6,124,262	1.9
308,567		Wells Fargo & Co.	7,254,410	2.2
17,700		Willis Towers Watson PLC	3,696,114	1.1
			67,962,652	20.5

		Health Care: 17.1%
48,443	(1)	Alcon, Inc.	2,746,510	0.8
28,126		Anthem, Inc.	7,554,362	2.3
116,968		Bristol-Myers Squibb Co.	7,052,001	2.1
59,447		CVS Health Corp.	3,471,705	1.1
121,776		GlaxoSmithKline PLC	2,283,007	0.7
46,185		Johnson & Johnson	6,876,023	2.1
31,858		McKesson Corp.	4,744,612	1.4
65,507		Medtronic PLC	6,807,487	2.1
100,941		Pfizer, Inc.	3,704,535	1.1
53,005		Sanofi	5,311,759	1.6
19,032		Universal Health Services, Inc.	2,036,805	0.6
29,482		Zimmer Biomet Holdings, Inc.	4,013,679	1.2
			56,602,485	17.1

		Industrials: 11.5%
45,578		Adecco Group AG	2,404,939	0.7
98,352		CSX Corp.	7,639,000	2.3
52,621		General Dynamics Corp.	7,284,325	2.2
177,703		Johnson Controls International plc	7,259,168	2.2
73,458		Raytheon Technologies Corp.	4,226,773	1.3
103,206		Textron, Inc.	3,724,704	1.1
46,255		Trane Technologies PLC	5,608,419	1.7
			38,147,328	11.5

		Information Technology: 14.9%
30,169		Apple, Inc.	3,493,872	1.1
155,828		Cognizant Technology Solutions Corp.	10,817,580	3.3
124,307		Corning, Inc.	4,028,790	1.2
33,385	(1)	Fiserv, Inc.	3,440,324	1.0
93,496		Intel Corp.	4,841,223	1.5
36,731		NXP Semiconductor NV - NXPI - US	4,584,396	1.4
119,809		Oracle Corp.	7,152,597	2.2
62,169		Qualcomm, Inc.	7,316,048	2.2
35,714		TE Connectivity Ltd.	3,490,686	1.0
			49,165,516	14.9

		Materials: 5.2%
243,039		Corteva, Inc.	7,001,954	2.1
80,963		Dow, Inc.	3,809,309	1.1
64,974		DowDuPont, Inc.	3,604,757	1.1
72,748		Nutrien Ltd.	2,853,904	0.9
			17,269,924	5.2

		Real Estate: 1.9%
135,989	(1)	CBRE Group, Inc.	6,387,403	1.9

		Utilities: 2.7%
33,129		Duke Energy Corp.	2,933,904	0.9
95,032		Exelon Corp.	3,398,344	1.0
91,674		FirstEnergy Corp.	2,631,961	0.8
			8,964,209	2.7

	Total Common Stock
	(Cost $315,921,619)		323,882,612	97.8

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Mutual Funds: 2.0%
6,679,074	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $6,679,074)	$6,679,074	2.0

	Total Short-Term Investments
	(Cost $6,679,074)	6,679,074	2.0

	Total Investments in Securities (Cost $322,600,693)	$330,561,686	99.8
	Assets in Excess of Other Liabilities	580,202	0.2
	Net Assets	$331,141,888	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$9,547,801	$4,655,878	$–	$14,203,679
Consumer Discretionary	21,387,871	4,286,206	–	25,674,077
Consumer Staples	23,977,250	–	–	23,977,250
Energy	15,528,089	–	–	15,528,089
Financials	67,962,652	–	–	67,962,652
Health Care	46,261,209	10,341,276	–	56,602,485
Industrials	35,742,389	2,404,939	–	38,147,328
Information Technology	49,165,516	–	–	49,165,516
Materials	17,269,924	–	–	17,269,924
Real Estate	6,387,403	–	–	6,387,403
Utilities	8,964,209	–	–	8,964,209
Total Common Stock	302,194,313	21,688,299	–	323,882,612
Short-Term Investments	6,679,074	–	–	6,679,074
Total Investments, at fair value	$308,873,387	$21,688,299	$–	$330,561,686
Other Financial Instruments+
Forward Foreign Currency Contracts	–	156,810	–	156,810
Total Assets	$308,873,387	$21,845,109	$–	$330,718,496
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(24,466)	$–	$(24,466)
Total Liabilities	$–	$(24,466)	$–	$(24,466)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 127,282	USD 96,429	State Street Bank and Trust Co.	10/16/20	$(836)
GBP 117,892	USD 150,293	State Street Bank and Trust Co.	10/16/20	1,841
GBP 197,622	USD 251,829	State Street Bank and Trust Co.	10/16/20	3,192
GBP 449,327	USD 575,068	State Street Bank and Trust Co.	10/16/20	4,765
GBP 459,796	USD 595,438	State Street Bank and Trust Co.	10/16/20	(2,095)
GBP 163,285	USD 211,397	State Street Bank and Trust Co.	10/16/20	(686)
GBP 663,985	USD 862,163	State Street Bank and Trust Co.	10/16/20	(5,324)
GBP 203,588	USD 262,216	State Street Bank and Trust Co.	10/16/20	504
EUR 94,216	USD 110,391	State Street Bank and Trust Co.	10/16/20	106
EUR 53,023	USD 62,735	State Street Bank and Trust Co.	10/16/20	(549)
CHF 226,876	USD 246,959	State Street Bank and Trust Co.	10/16/20	(534)
CAD 37,867	USD 28,309	State Street Bank and Trust Co.	10/16/20	130
CAD 80,618	USD 60,390	State Street Bank and Trust Co.	10/16/20	157
CAD 130,698	USD 98,250	State Street Bank and Trust Co.	10/16/20	(91)
CAD 50,081	USD 37,651	State Street Bank and Trust Co.	10/16/20	(38)
USD 12,241	CAD 16,102	State Street Bank and Trust Co.	10/16/20	148
USD 17,645	EUR 14,849	State Street Bank and Trust Co.	10/16/20	230
USD 78,215	CHF 71,887	State Street Bank and Trust Co.	10/16/20	134
USD 68,443	CAD 91,612	State Street Bank and Trust Co.	10/16/20	(361)
USD 54,765	EUR 46,909	State Street Bank and Trust Co.	10/16/20	(250)
USD 117,507	GBP 92,175	State Street Bank and Trust Co.	10/16/20	(1,441)
USD 294,530	GBP 231,543	State Street Bank and Trust Co.	10/16/20	(4,265)
USD 46,580	CAD 62,296	State Street Bank and Trust Co.	10/16/20	(207)
USD 103,254	CHF 93,964	State Street Bank and Trust Co.	10/16/20	1,194
USD 19,932	CHF 18,058	State Street Bank and Trust Co.	10/16/20	318
USD 53,907	CAD 70,904	State Street Bank and Trust Co.	10/16/20	655
USD 54,212	CHF 49,318	State Street Bank and Trust Co.	10/16/20	645
USD 151,899	CAD 200,320	State Street Bank and Trust Co.	10/16/20	1,451
USD 53,650	CHF 48,687	State Street Bank and Trust Co.	10/16/20	768
USD 2,067,249	CAD 2,718,984	State Street Bank and Trust Co.	10/16/20	25,187
USD 3,907,069	CHF 3,540,520	State Street Bank and Trust Co.	10/16/20	61,487
USD 4,133,426	EUR 3,479,021	State Street Bank and Trust Co.	10/16/20	53,218
USD 79,566	EUR 67,421	State Street Bank and Trust Co.	10/16/20	494
CAD 107,491	USD 80,765	State Street Bank and Trust Co.	10/16/20	186
USD 10,881,220	GBP 8,438,155	The Bank of New York Mellon	10/16/20	(7,789)
				$132,344

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $323,277,465.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$43,428,395
Gross Unrealized Depreciation	(35,944,904)
Net Unrealized Appreciation	$7,483,491